Segment Information and Customer Concentration - Summary of Five Prime Contracts Representing Over Fifty Percent of Revenue (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
DoD - Defense Information Analysis Center [Member] | Weapons System Information Analysis Center for the Defense Technical and Information Center [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	25.70%	27.60%	17.10%
DoD - Defense Information Analysis Center [Member] | Software, Networks, Information, Modeling and Simulation Defense Technical and Information Center [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	6.10%	1.80%	0.20%
DoD - U.S. Navy [Member] | Seaport-E Multiple Award Contract for the Naval Sea Systems Command [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	21.40%	20.70%	20.10%
DoD - U.S. Navy [Member] | Naval Sea Systems Command Surface Ships Life Cycle Program Management and Engineering Support [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	6.70%	7.20%	5.80%
DoD - U.S. Air Force [Member] | Technical and Analytical Support for the U.S. Air Force [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	8.50%	8.40%	9.90%